CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION - Additional Information (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Common stock par value	$ 0.0001	$ 0.0001
Class A Common Stock [Member]
Common stock shares authorized	100,000,000	100,000,000
Common stock par value	$ 0.0001	$ 0.0001
Common stock voting rights	one vote for each share	one vote for each share
Temporary Equity, Shares Issued	22,807,868	22,807,868
Temporary Equity, Shares Outstanding	22,807,868	22,807,868
Class A Common Stock [Member] | Founder [Member]
Common stock conversion basis	one-for-one basis	one-for-one basis
Class B Common Stock [Member]
Common stock shares authorized	10,000,000	10,000,000
Common stock par value	$ 0.0001	$ 0.0001
Common stock voting rights	one vote for each share	one vote for each share
Class B Common Stock [Member] | Founder [Member]
Percentage of common stock issued and outstanding	20.00%	20.00%